MINERAL PROPERTY INTERESTS (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Statement [Line Items]
Balance beginning balance	$ 1,021,350	$ 987,050	$ 715,000
Acquisition - cash payments			24,000
Acquisition - share issuance	23,000	9,300	223,050
Acquisition - royalty payments		25,000	25,000
Balance ending balance	1,044,350	1,021,350	987,050
Maestros Property [Member]
Statement [Line Items]
Balance beginning balance	696,350	662,050	390,000
Acquisition - cash payments			24,000
Acquisition - share issuance	23,000	9,300	223,050
Acquisition - royalty payments		25,000	25,000
Balance ending balance	719,350	696,350	662,050
Jake Property [Member]
Statement [Line Items]
Balance beginning balance	325,000	325,000	325,000
Acquisition - cash payments			0
Acquisition - share issuance	0	0	0
Acquisition - royalty payments		0	0
Balance ending balance	$ 325,000	$ 325,000	$ 325,000